Financial Liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023
Disclosure of financial liabilities [line items]
Current financial assets	€ 1,800	€ 1,078
Non-current financial assets	5,339	5,201
Payments of lease liabilities, classified as financing activities	222	245	€ 698
Promissory notes issued	30,979
Debentures and bonds issued		29,779
Commercial papers issuable	5,000
Commercial papers issued		1,000
Promissory notes issuable, allowed increase	500
Available financing capacity	11,017	11,315
Borrowings maturing in more than twelve months	10,634
Less than 1 year
Disclosure of financial liabilities [line items]
Interest payable	1,308
Promissory notes issued	3,092
2026
Disclosure of financial liabilities [line items]
Interest payable	1,187
Promissory notes issued	2,134
2027
Disclosure of financial liabilities [line items]
Interest payable	1,045
Promissory notes issued	3,936
2028
Disclosure of financial liabilities [line items]
Interest payable	979
Promissory notes issued	2,107
2029
Disclosure of financial liabilities [line items]
Interest payable	888
Promissory notes issued	2,352
Subsequent years
Disclosure of financial liabilities [line items]
Interest payable	6,932
Promissory notes issued	17,358
Sustainable Financing
Disclosure of financial liabilities [line items]
Total carrying amount	4,804
Promissory notes issued	3,050			€ 2,600
Borrowings	21,447	18,796
Derivative instruments
Disclosure of financial liabilities [line items]
Current financial assets	461	352
Non-current financial assets	2,605	1,940
Sustainability linked bilateral facilities
Disclosure of financial liabilities [line items]
Borrowings	4,343
Undrawn facilities at December 31, 2024 (Note 18) | Sustainable Financing
Disclosure of financial liabilities [line items]
Borrowings	10,593
Sustainability linked facility of Telefonica Germany | Sustainable Financing
Disclosure of financial liabilities [line items]
Borrowings	750
Sustainability linked facilities of Telefónica, S.A. | Sustainable Financing
Disclosure of financial liabilities [line items]
Total carrying amount	390
Borrowings	5,500
Telefónica, S.A.
Disclosure of financial liabilities [line items]
Current financial assets	1,800	1,078
Total carrying amount	38,782	37,061
Collateral liabilities deposit	123	€ (589)
Borrowings	32,704
Telefónica, S.A. | Less than 1 year
Disclosure of financial liabilities [line items]
Total carrying amount	5,590
Borrowings	4,835
Telefónica, S.A. | 2026
Disclosure of financial liabilities [line items]
Total carrying amount	2,607
Borrowings	2,058
Telefónica, S.A. | 2027
Disclosure of financial liabilities [line items]
Total carrying amount	5,227
Borrowings	4,022
Telefónica, S.A. | 2028
Disclosure of financial liabilities [line items]
Total carrying amount	2,678
Borrowings	2,025
Telefónica, S.A. | 2029
Disclosure of financial liabilities [line items]
Total carrying amount	3,280
Borrowings	2,432
Telefónica, S.A. | Subsequent years
Disclosure of financial liabilities [line items]
Total carrying amount	19,400
Borrowings	17,332
Maximum
Disclosure of financial liabilities [line items]
Promissory notes issuable, allowed increase	2,000
Peru
Disclosure of financial liabilities [line items]
Total carrying amount	€ 435
Latin America
Disclosure of financial liabilities [line items]
Proportion of gross debt (as a percent)	1.00%
Commercial paper
Disclosure of financial liabilities [line items]
Promissory notes issued	€ 1,165
Average interest rate (as a percent)	3.76%	3.65%
Promissory note
Disclosure of financial liabilities [line items]
Promissory notes issued	€ 35	€ 0
Average interest rate (as a percent)	3.65%
Loans and other payables
Disclosure of financial liabilities [line items]
Average interest rate (as a percent)	4.71%	4.47%